Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Intangible assets and goodwill [Abstract]
Detailed information about intangible assets and goodwill
The following table summarizes the Group’s intangible assets and goodwill:

	Developed technology – metreleptin	Developed technology – lomitapide	Developed technology – Mycapssa®	In process R&D	Other intangible assets	Total intangible assets	Goodwill
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Cost
At January 1, 2020	176,000	123,000	—	54,261	701	353,962	19,131
Additions	—	—	—	—	372	372	—
Acquired assets	—	—	—	591	—	591	—
Disposals	—	—	—	—	(246)	(246)	—
Foreign exchange movement	—	—	—	5,276	39	5,315	—
At December 31, 2020	176,000	123,000	—	60,128	866	359,994	19,131
Additions	—	—	—	—	847	847	—
Acquired assets	—	—	215,000	—	—	215,000	38,608
Other movements	—	—	—	—	—	—	(1,051)
Foreign exchange movement	—	—	—	(4,691)	(61)	(4,752)	—
At December 31, 2021	176,000	123,000	215,000	55,437	1,652	571,089	56,688

Accumulated amortization
At January 1, 2020	7,314	4,143	—	—	178	11,635	—
Amortization charge	27,429	15,537	—	—	202	43,168	—
Accumulated amortization on disposals	—	—	—	—	(246)	(246)	—
Foreign exchange movement	—	—	—	—	68	68	—
At December 31, 2020	34,743	19,680	—	—	202	54,625	—
Amortization charge	27,428	15,537	5,979	—	147	49,091	—
Foreign exchange movement	—	—	—	—	14	14	—
At December 31, 2021	62,171	35,217	5,979	—	363	103,730	—

Net book value
At December 31, 2020	141,257	103,320	—	60,128	664	305,369	19,131
At December 31, 2021	113,829	87,783	209,021	55,437	1,289	467,359	56,688

Estimated amortization expense, intangibles for future periods
In connection with the acquisition of Chiasma in August 2021, the Group acquired developed technology, Mycapssa®. This intangible asset is amortized over its estimated useful life and the remaining useful life is approximately 14.2 years as of December 31, 2021.

	Metreleptin	Lomitapide	Mycapssa®
Years Ending December 31,	US$’000	US$’000	US$’000
2022	27,429	15,537	14,828
2023	27,429	15,537	14,828
2024	27,429	15,537	14,828
2025	27,429	15,537	14,828
2026	4,113	15,537	14,828
Thereafter	—	10,098	134,881
	113,829	87,783	209,021